UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21470

Eaton Vance Tax-Advantaged Global Dividend Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Tax-Advantaged Global Dividend Income Fund (ETG)

Semiannual Report

April 30, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (funds.eatonvance.com/closed-end-fund-and-term-trust-documents.php), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold shares at the Fund’s transfer agent, American Stock Transfer & Trust Company, LLC (“AST”), you may elect to receive shareholder reports and other communications from the Fund electronically by contacting AST. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you hold shares at AST, you can inform AST that you wish to continue receiving paper copies of your shareholder reports by calling 1-866-439-6787. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with AST or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Managed Distribution Plan. Pursuant to an exemptive order issued by the Securities and Exchange Commission (Order), the Fund is authorized to distribute long-term capital gains to shareholders more frequently than once per year. Pursuant to the Order, the Fund’s Board of Trustees approved a Managed Distribution Plan (MDP) pursuant to which the Fund makes monthly cash distributions to common shareholders, stated in terms of a fixed amount per common share.

The Fund currently distributes monthly cash distributions equal to $0.1025 per share in accordance with the MDP. You should not draw any conclusions about the Fund’s investment performance from the amount of these distributions or from the terms of the MDP. The MDP will be subject to regular periodic review by the Fund’s Board of Trustees and the Board may amend or terminate the MDP at any time without prior notice to Fund shareholders. However, at this time there are no reasonably foreseeable circumstances that might cause the termination of the MDP.

The Fund may distribute more than its net investment income and net realized capital gains and, therefore, a distribution may include a return of capital. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” With each distribution, the Fund will issue a notice to shareholders and a press release containing information about the amount and sources of the distribution and other related information. The amounts and sources of distributions contained in the notice and press release are only estimates and are not provided for tax purposes. The amounts and sources of the Fund’s distributions for tax purposes will be reported to shareholders on Form 1099-DIV for each calendar year.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report April 30, 2019

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

Table of Contents

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Financial Statements	5

Board of Trustees’ Contract Approval	23

Officers and Trustees	26

Important Notices	27

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

April 30, 2019

Performance1,2

Portfolio Managers Michael A. Allison, CFA and John H. Croft, CFA of Eaton Vance Management; Christopher M. Dyer, CFA of Eaton Vance Advisers International Ltd.

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	01/30/2004	10.07%	5.41%	7.19%	13.79%
Fund at Market Price	—	7.98	3.24	6.66	15.05
MSCI World Index	—	8.83%	6.48%	7.30%	11.57%
ICE BofAML Fixed Rate Preferred Securities Index	—	6.62	6.87	6.12	10.21
Blended Index	—	8.45	6.66	7.15	11.43

% Premium/Discount to NAV[3]
					–8.88%

Distributions[4]
Total Distributions per share for the period					$0.615
Distribution Rate at NAV					6.95%
Distribution Rate at Market Price					7.63%

% Total Leverage[5]
Borrowings					23.94%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

April 30, 2019

Fund Profile

Common Stock Sector Allocation (% of total investments)

Top 10 Holdings (% of total investments)6

First Trust Preferred Securities and Income ETF	1.9%

Alphabet, Inc., Class C	1.7

Microsoft Corp.	1.5

Amazon.com, Inc.	1.5

UBS Group AG	1.5

Bayerische Motoren Werke AG	1.4

AXA SA	1.4

Muenchener Rueckversicherungs-Gesellschaft AG	1.4

Veolia Environnement SA	1.3

Allianz SE	1.3

Total	14.9%

Country Allocation (% of total investments)7

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

April 30, 2019

Endnotes and Additional Disclosures

[1]

MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. ICE BofAML Fixed Rate Preferred Securities Index is an unmanaged index of fixed-rate, preferred securities issued in the U.S. ICE® BofAML® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofAML® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. The Blended Index consists of 80% MSCI World Index and 20% ICE BofAML Fixed Rate Preferred Securities Index. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Performance results reflect the effects of leverage. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[5]

Total leverage is shown as a percentage of the Fund’s aggregate net assets plus borrowings outstanding. The Fund employs leverage through borrowings. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of borrowings rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[6]	Excludes cash and cash equivalents.

[7]

The Fund may obtain exposure to certain market segments through investments in exchange-traded funds (ETFs). For purposes of the chart, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

Fund profile subject to change due to active management.

4

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

April 30, 2019

Portfolio of Investments (Unaudited)

Common Stocks — 106.2%

Security	Shares	Value

Aerospace & Defense — 0.5%

CAE, Inc.(1)	297,111	$6,910,486

		$6,910,486

Auto Components — 0.1%

Nokian Renkaat Oyj(1)	25,243	$846,140

		$846,140

Automobiles — 3.1%

Bayerische Motoren Werke AG(1)	287,274	$24,506,892

Daimler AG(1)	266,919	17,519,489

		$42,026,381

Banks — 11.2%

Banco Santander SA(1)	1,604,533	$8,133,981

Bank of America Corp.(1)	236,193	7,222,782

BNP Paribas SA(1)	317,893	16,922,428

Canadian Imperial Bank of Commerce(1)	100,338	8,449,003

Citigroup, Inc.(1)	158,090	11,176,963

Credit Agricole SA(1)	1,069,242	14,682,878

ING Groep NV(1)	385,296	4,916,387

Intesa Sanpaolo SpA(1)	7,943,302	20,811,581

KeyCorp(1)	413,463	7,256,276

National Australia Bank, Ltd.	320,072	5,714,895

Skandinaviska Enskilda Banken AB, Class A(1)	229,903	2,195,022

Societe Generale SA(1)	195,015	6,184,221

Svenska Handelsbanken AB, Class A(1)	204,691	2,235,858

UniCredit SpA(1)	325,369	4,504,442

Unione di Banche Italiane SpA(1)	5,244,996	16,374,253

Wells Fargo & Co.(1)	184,583	8,935,663

Westpac Banking Corp.	296,182	5,753,750

		$151,470,383

Beverages — 1.9%

Anheuser-Busch InBev SA/NV(1)	67,639	$6,013,589

Coca-Cola Co. (The)(1)	225,786	11,077,061

Diageo PLC(1)	215,931	9,103,160

		$26,193,810

Biotechnology — 0.4%

CSL, Ltd.(1)	38,925	$5,459,690

		$5,459,690

Security	Shares	Value

Building Products — 0.7%

Assa Abloy AB, Class B(1)	427,865	$9,146,708

		$9,146,708

Capital Markets — 5.4%

Azimut Holding SpA(1)	1,029,506	$20,818,276

Natixis SA(1)	3,489,086	20,560,277

TD Ameritrade Holding Corp.(1)	108,032	5,680,323

UBS Group AG(1)	1,899,748	25,474,587

		$72,533,463

Chemicals — 2.6%

BASF SE(1)	103,561	$8,454,817

Covestro AG(1)(2)	259,997	14,286,208

Ecolab, Inc.(1)	27,594	5,079,504

Sika AG(1)	44,824	6,868,024

		$34,688,553

Construction & Engineering — 1.6%

Abengoa SA, Class A(1)(3)	311,491	$9,567

Abengoa SA, Class B(1)(3)	3,220,895	48,629

Bouygues SA(1)	585,819	22,051,615

		$22,109,811

Consumer Finance — 1.5%

Capital One Financial Corp.(1)	79,106	$7,343,410

Discover Financial Services(1)	77,304	6,299,503

Navient Corp.(1)	254,266	3,435,134

OneMain Holdings, Inc.(1)	98,862	3,358,342

		$20,436,389

Diversified Financial Services — 0.9%

ORIX Corp.(1)	875,525	$12,402,540

		$12,402,540

Diversified Telecommunication Services — 1.4%

Elisa Oyj(1)	56,844	$2,414,056

Swisscom AG(1)	6,925	3,226,733

Telefonica Deutschland Holding AG(1)	4,089,353	13,279,505

		$18,920,294

Electric Utilities — 3.0%

EDP-Energias de Portugal SA(1)	4,835,733	$18,349,993

Iberdrola SA(1)	737,803	6,704,703

NextEra Energy, Inc.(1)	77,310	15,032,156

		$40,086,852

5	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Electrical Equipment — 4.9%

ABB, Ltd.(1)	1,080,334	$22,221,076

Legrand SA(1)	185,367	13,634,279

Melrose Industries PLC(1)	6,890,008	18,230,605

Signify NV(1)(2)	395,158	11,858,468

		$65,944,428

Electronic Equipment, Instruments & Components — 1.2%

CDW Corp.(1)	50,705	$5,354,448

Keyence Corp.(1)	16,513	10,317,214

		$15,671,662

Entertainment — 1.5%

Activision Blizzard, Inc.(1)	99,121	$4,778,623

Walt Disney Co. (The)(1)	113,639	15,565,134

		$20,343,757

Equity Real Estate Investment Trusts (REITs) — 1.5%

American Tower Corp.(1)	76,991	$15,036,342

Equity Residential(1)	63,002	4,814,613

		$19,850,955

Food Products — 1.9%

Mondelez International, Inc., Class A(1)	182,606	$9,285,515

Nestle SA(1)	82,843	7,975,926

Salmar ASA(1)	197,606	8,988,061

		$26,249,502

Health Care Equipment & Supplies — 2.8%

Baxter International, Inc.(1)	109,353	$8,343,634

Boston Scientific Corp.(1)(3)	213,263	7,916,323

Danaher Corp.(1)	73,275	9,704,541

Intuitive Surgical, Inc.(1)(3)	15,548	7,939,275

Straumann Holding AG(1)	4,341	3,508,267

		$37,412,040

Health Care Providers & Services — 0.5%

Anthem, Inc.(1)	26,339	$6,927,947

		$6,927,947

Hotels, Restaurants & Leisure — 0.5%

Compass Group PLC(1)	295,811	$6,730,843

		$6,730,843

Security	Shares	Value

Household Products — 0.4%

Reckitt Benckiser Group PLC(1)	72,999	$5,906,089

		$5,906,089

Insurance — 11.9%

AIA Group, Ltd.(1)	487,489	$4,991,612

Allianz SE(1)	92,183	22,281,932

Assicurazioni Generali SpA(1)	754,368	14,636,278

Aviva PLC(1)	1,260,838	7,081,027

AXA SA(1)	915,779	24,420,665

Chubb, Ltd.(1)	56,077	8,142,380

Muenchener Rueckversicherungs-Gesellschaft AG(1)	97,240	24,198,547

Prudential PLC(1)	338,610	7,693,684

Sampo Oyj, Class A(1)	164,231	7,519,829

SCOR SE(1)	412,662	16,846,755

Swiss Re AG(1)	195,141	18,787,746

Zurich Insurance Group AG(1)	10,699	3,410,496

		$160,010,951

Interactive Media & Services — 3.2%

Alphabet, Inc., Class C(3)(4)	24,909	$29,603,848

Facebook, Inc., Class A(1)(3)	70,995	13,730,433

		$43,334,281

Internet & Direct Marketing Retail — 2.0%

Amazon.com, Inc.(3)(4)	13,903	$26,784,408

		$26,784,408

IT Services — 0.9%

Amadeus IT Group SA(1)	57,502	$4,582,716

Visa, Inc., Class A(1)	49,655	8,164,772

		$12,747,488

Leisure Products — 0.6%

Yamaha Corp.(1)	163,915	$8,510,861

		$8,510,861

Life Sciences Tools & Services — 0.5%

Lonza Group AG(1)	21,002	$6,486,029

		$6,486,029

Machinery — 5.4%

Atlas Copco AB, Class A(1)	158,346	$4,942,660

Fortive Corp.(1)	77,691	6,707,841

6	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Machinery (continued)

Gardner Denver Holdings, Inc.(1)(3)	257,296	$8,683,740

ITT, Inc.(1)	149,479	9,050,953

MAN SE(1)	86,802	6,991,594

MISUMI Group, Inc.(1)	193,356	5,048,736

Stanley Black & Decker, Inc.(1)	73,091	10,715,141

Volvo AB, Class B(1)	716,484	11,482,676

Xylem, Inc.(1)	113,109	9,433,291

		$73,056,632

Media — 1.0%

ProSiebenSat.1 Media SE(1)	471,578	$7,454,964

Publicis Groupe SA	97,405	5,789,396

		$13,244,360

Metals & Mining — 1.8%

Outokumpu Oyj(1)	522,228	$1,999,493

Rio Tinto, Ltd.(1)	91,151	6,143,790

SSAB AB, Class A(1)	4,239,587	16,017,368

		$24,160,651

Multi-Utilities — 5.2%

CMS Energy Corp.(4)	199,393	$11,076,281

E.ON SE(1)	1,761,549	18,939,688

Suez(1)	1,255,892	17,652,621

Veolia Environnement SA(1)	947,411	22,408,606

		$70,077,196

Oil, Gas & Consumable Fuels — 3.2%

BP PLC(1)	939,581	$6,832,350

ConocoPhillips(1)	102,621	6,477,438

EOG Resources, Inc.(1)	100,147	9,619,119

Exxon Mobil Corp.(1)	126,669	10,168,987

Phillips 66(1)	106,536	10,043,149

		$43,141,043

Paper & Forest Products — 0.4%

UPM-Kymmene Oyj(1)	180,985	$5,110,077

		$5,110,077

Personal Products — 0.7%

Unilever PLC(1)	162,302	$9,837,948

		$9,837,948

Security	Shares	Value

Pharmaceuticals — 6.0%

Bayer AG(1)	216,708	$14,418,626

Eli Lilly & Co.(1)	71,346	8,350,336

GlaxoSmithKline PLC(1)	487,779	10,020,550

Johnson & Johnson(1)	67,631	9,549,497

Novo Nordisk A/S, Class B(1)	129,092	6,324,803

Orion Oyj, Class B(1)	87,993	2,934,081

Sanofi(1)	219,406	19,143,013

Zoetis, Inc.(1)	104,072	10,598,692

		$81,339,598

Professional Services — 1.4%

Randstad NV(1)	69,492	$3,974,333

Recruit Holdings Co., Ltd.(1)	290,077	8,735,338

Verisk Analytics, Inc.(1)	48,657	6,867,449

		$19,577,120

Semiconductors & Semiconductor Equipment — 2.3%

ASML Holding NV(1)	70,836	$14,791,320

Siltronic AG(1)	119,634	11,753,798

Taiwan Semiconductor Manufacturing Co., Ltd. ADR(1)	94,553	4,143,312

		$30,688,430

Software — 2.0%

Microsoft Corp.(1)	205,216	$26,801,210

		$26,801,210

Specialty Retail — 2.3%

Industria de Diseno Textil SA(1)	361,528	$10,946,564

Lowe’s Cos., Inc.(1)	53,755	6,081,841

Tiffany & Co.(1)	44,756	4,825,592

TJX Cos., Inc. (The)(1)	94,314	5,175,952

Ulta Beauty, Inc.(1)(3)	11,242	3,923,233

		$30,953,182

Technology Hardware, Storage & Peripherals — 1.2%

Apple, Inc.	81,534	$16,361,428

		$16,361,428

Textiles, Apparel & Luxury Goods — 2.6%

adidas AG(1)	27,529	$7,091,139

HUGO BOSS AG(1)	208,635	14,578,196

LVMH Moet Hennessy Louis Vuitton SE(1)	22,277	8,746,331

Samsonite International SA(1)(2)	1,424,406	4,085,166

		$34,500,832

7	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Thrifts & Mortgage Finance — 0.2%

MGIC Investment Corp.(1)(3)	187,035	$2,738,192

		$2,738,192

Wireless Telecommunication Services — 1.9%

Freenet AG(1)	662,411	$15,563,481

Tele2 AB, Class B(1)	806,153	10,769,829

		$26,333,310

Total Common Stocks (identified cost $1,329,702,739)		$1,434,063,950

Preferred Stocks — 5.6%
Security	Shares	Value

Banks — 1.9%

AgriBank FCB, 6.875% to 1/1/24(1)(5)	50,890	$5,445,230

CoBank ACB, Series F, 6.25% to 10/1/22(1)(5)	37,717	3,917,853

Farm Credit Bank of Texas, 6.75% to 9/15/23(1)(2)(5)	7,600	805,600

First Tennessee Bank NA, 3.75%, (3 mo. USD LIBOR + 0.85%, Floor 3.75%)(1)(2)(6)	2,570	1,876,100

IBERIABANK Corp., Series C, 6.60% to 5/1/26(1)(5)	92,100	2,447,097

Texas Capital Bancshares, Inc., 6.50%(1)	134,839	3,604,246

Wells Fargo & Co., Series L, 7.50% (Convertible)(1)	2,938	3,841,259

Wells Fargo & Co., Series Y, 5.625%(1)	143,275	3,670,706

		$25,608,091

Electric Utilities — 0.6%

Duke Energy Corp., Series A, 5.75%	182,700	$4,753,854

Interstate Power & Light Co., Series D, 5.10%(1)	61,223	1,560,574

NextEra Energy Capital Holdings, Inc., Series I, 5.125%(1)	60,924	1,499,340

		$7,813,768

Equity Real Estate Investment Trusts (REITs) — 0.6%

CBL & Associates Properties, Inc., Series D, 7.375%(1)	271,000	$2,111,090

SITE Centers Corp., Series A, 6.375%(1)	139,400	3,550,518

SITE Centers Corp., Series K, 6.25%(1)	21,025	538,240

Vornado Realty Trust, Series K, 5.70%(1)	53,253	1,345,171

		$7,545,019

Food Products — 0.8%

Dairy Farmers of America, Inc., 7.875%(1)(2)	86,230	$8,641,281

Ocean Spray Cranberries, Inc., 6.25%(1)(2)	18,430	1,631,055

		$10,272,336

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 0.4%

Algonquin Power & Utilities Corp., 6.875% to 10/17/23(5)	229,750	$6,152,705

		$6,152,705

Multi-Utilities — 0.3%

DTE Energy Co., Series C, 5.25%(1)	186,698	$4,719,725

		$4,719,725

Oil, Gas & Consumable Fuels — 0.6%

NuStar Energy, L.P., Series B, 7.625% to 6/15/22(1)(5)	403,475	$8,327,724

		$8,327,724

Pipelines — 0.2%

Enbridge, Inc., Series B, 6.375% to 4/15/23(5)	38,325	$1,012,930

Energy Transfer Operating, L.P., Series E, 7.60% to 5/15/24(5)	59,950	1,490,956

		$2,503,886

Real Estate Management & Development — 0.2%

Brookfield Property Partners, L.P., Series A, 6.50%	102,075	$2,562,083

		$2,562,083

Total Preferred Stocks (identified cost $78,591,530)		$75,505,337

Corporate Bonds & Notes — 14.6%
Security	Principal Amount (000’s omitted)	Value

Automobiles — 0.5%

General Motors Financial Co., Inc., Series A, 5.75% to 9/30/27(1)(5)(7)	$7,538	$7,060,958

		$7,060,958

Banks — 7.4%

Banco Bilbao Vizcaya Argentaria SA, 6.125% to 11/16/27(1)(5)(7)	$3,400	$3,101,276

Bank of America Corp., Series DD, 6.30% to 3/10/26(5)(7)	1,070	1,169,911

Bank of America Corp., Series FF, 5.875% to 3/15/28(1)(5)(7)	6,825	7,058,517

Barclays PLC, 7.75% to 9/15/23(5)(7)	7,440	7,695,862

Citigroup, Inc., 5.95% to 1/30/23(5)(7)	2,100	2,181,144

8	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Banks (continued)

Citigroup, Inc., Series M, 6.30% to 5/15/24(1)(5)(7)	$2,080	$2,164,531

Citigroup, Inc., Series T, 6.25% to 8/15/26(1)(5)(7)	2,569	2,754,289

Credit Agricole SA, 6.875% to 9/23/24(2)(5)(7)	6,160	6,425,558

Credit Suisse Group AG, 7.50% to 7/17/23(2)(5)(7)	5,917	6,209,241

Danske Bank A/S, 7.00% to 6/26/25(5)(7)(8)	4,565	4,414,729

Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(2)(5)(7)	3,200	3,243,972

HSBC Holdings PLC, 6.375% to 9/17/24(5)(7)	5,960	6,120,264

ING Groep NV, 6.50% to 4/16/25(5)(7)	3,100	3,137,820

JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(1)(5)(7)	14,204	15,100,627

Lloyds Banking Group PLC, 7.50% to 6/27/24(1)(5)(7)	6,125	6,446,563

Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(1)(5)(7)	5,035	5,494,444

Societe Generale SA, 6.75% to 4/6/28(1)(2)(5)(7)	4,335	4,208,808

Societe Generale SA, 7.375% to 10/4/23(2)(5)(7)	2,925	2,978,060

SunTrust Banks, Inc., Series G, 5.05% to 6/15/22(5)(7)	3,045	3,015,966

UniCredit SpA, 8.00% to 6/3/24(1)(5)(7)(8)	7,025	6,788,187

Zions Bancorporation, Series I, 5.80% to 6/15/23(1)(5)(7)	681	664,411

		$100,374,180

Capital Markets — 1.2%

Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27(1)(5)(7)	$8,550	$8,308,163

UBS Group AG, 6.875% to 8/7/25(1)(5)(7)(8)	7,463	7,729,004

		$16,037,167

Construction & Engineering — 0.0%(9)

Abengoa Abenewco 2 SAU, 1.50%, (0.00% Cash and 1.50% PIK), 4/26/24(1)(2)	$1,348	$15,895

		$15,895

Diversified Financial Services — 1.1%

Cadence Financial Corp., 4.875%, 6/28/19(1)(2)	$3,870	$3,869,867

Credito Real SAB de CV, 9.50%, 2/7/26(2)	4,460	4,824,605

Textron Financial Corp., 4.419%, (3 mo. USD LIBOR + 1.735%), 2/15/67(1)(2)(6)	1,719	1,395,854

Unifin Financiera SAB de CV, 7.375%, 2/12/26(2)	3,030	2,882,287

Unifin Financiera SAB de CV, 8.875% to 1/29/25(1)(2)(5)(7)	2,522	2,288,715

		$15,261,328

Security	Principal Amount (000’s omitted)	Value

Electric Utilities — 0.9%

AES Gener SA, 7.125% to 4/6/24, 3/26/79(2)(5)	$3,385	$3,549,172

Pacific Gas & Electric Co., 4.25%, 3/15/46(10)	5,330	4,810,325

Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(1)(5)	3,377	3,446,086

		$11,805,583

Food Products — 0.5%

Land O’ Lakes, Inc., 8.00%(1)(2)(7)	$6,721	$6,939,432

		$6,939,432

Gas Utilities — 0.2%

NiSource, Inc., 5.65% to 6/15/23(5)(7)	$3,160	$3,173,778

		$3,173,778

Insurance — 0.5%

Principal Financial Group, Inc., 4.70% to 5/15/20, 5/15/55(5)	$3,190	$3,150,715

Voya Financial, Inc., 5.65% to 5/15/23, 5/15/53(5)	2,380	2,390,032

Voya Financial, Inc., Series A, 6.125% to 9/15/23(5)(7)	857	891,828

		$6,432,575

Multi-Utilities — 0.6%

Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23(5)(7)	$6,450	$6,590,868

Dominion Resources, Inc., 5.75% to 10/1/24, 10/1/54(1)(5)	873	906,973

		$7,497,841

Oil, Gas & Consumable Fuels — 0.9%

Enterprise Products Operating, LLC, Series E, 5.25% to 8/16/27, 8/16/77(5)	$6,015	$5,760,175

Odebrecht Oil & Gas Finance, Ltd., 0.00%(1)(2)(7)	6,981	69,807

Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(1)(5)(7)	5,690	5,457,933

		$11,287,915

Pipelines — 0.5%

Energy Transfer Operating, L.P., Series A, 6.25% to 2/15/23(1)(5)(7)	$7,383	$7,038,103

		$7,038,103

9	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation — 0.1%

JSL Europe SA, 7.75%, 7/26/24(1)(2)	$1,510	$1,514,168

		$1,514,168

Wireless Telecommunication Services — 0.2%

Vodafone Group PLC, 7.00% to 1/4/29, 4/4/79(5)	$2,850	$2,999,353

		$2,999,353

Total Corporate Bonds & Notes (identified cost $201,422,487)		$197,438,276

Exchange-Traded Funds — 2.9%
Security	Shares	Value

Equity Funds — 2.9%

First Trust Preferred Securities and Income ETF(1)	1,764,560	$33,985,425

SPDR S&P 500 ETF Trust(1)	15,783	4,640,518

Total Exchange-Traded Funds (identified cost $39,559,183)		$38,625,943

Short-Term Investments — 0.8%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.54%(11)	11,192,919	$11,192,919

Total Short-Term Investments (identified cost $11,192,919)		$11,192,919

Total Investments — 130.1% (identified cost $1,660,468,858)		$1,756,826,425

Other Assets, Less Liabilities — (30.1)%		$(406,885,404)

Net Assets — 100.0%		$1,349,941,021

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been segregated as collateral with the custodian for borrowings under the Credit Agreement.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2019, the aggregate value of these securities is $93,599,319 or 6.9% of the Fund’s net assets.

(3)	Non-income producing security.
(4)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(5)	Security converts to floating rate after the indicated fixed-rate coupon period.

(6)	Variable rate security. The stated dividend/interest rate represents the rate in effect at April 30, 2019.

(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(8)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2019, the aggregate value of these securities is $18,931,920 or 1.4% of the Fund’s net assets.

(9)	Amount is less than 0.05%.

(10)	Issuer is in default with respect to interest and/or principal payments.

(11)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2019.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value

United States	37.5%	$659,400,960

France	12.7	222,655,511

Germany	12.6	221,318,876

Switzerland	6.4	111,897,129

United Kingdom	6.3	110,192,742

Italy	4.8	83,933,017

Sweden	3.2	56,790,121

Japan	2.6	45,014,689

Netherlands	2.2	38,678,328

Spain	1.9	33,543,331

Australia	1.3	23,072,125

Canada	1.3	22,525,124

Finland	1.2	20,823,676

Portugal	1.0	18,349,993

Denmark	0.6	10,739,532

Mexico	0.6	9,995,607

Norway	0.5	8,988,061

Belgium	0.3	6,013,589

Hong Kong	0.3	4,991,612

Taiwan	0.2	4,143,312

Chile	0.2	3,549,172

Brazil	0.1	1,583,975

Exchange-Traded Funds	2.2	38,625,943

Total Investments	100.0%	$1,756,826,425

10	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Equity Futures

E-mini S&P 500 Index	2,905	Long	6/21/19	$428,269,625	$21,842,862

Nikkei 225 Index	148	Long	6/13/19	29,730,698	1,574,976

OMX Stockholm 30 Index	1,014	Short	5/17/19	(17,837,317)	(577,304)

STOXX Europe 600 Banks Index	10,830	Short	6/21/19	(88,611,885)	(3,529,252)

STOXX Europe 600 Index	9,893	Short	6/21/19	(214,707,492)	(8,474,521)

STOXX Europe 600 Insurance Index	7,453	Short	6/21/19	(125,180,353)	(6,991,646)

					$3,845,115

Nikkei 225 Index:  Price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange.

OMX Stockholm 30 Index:  Market weighted price index consisting of the 30 most actively traded stocks on the Stockholm Stock Exchange.

STOXX Europe 600 Banks Index:  Index composed of companies from the European banks sector.

STOXX Europe 600 Index:  Index composed of large, mid and small capitalization companies across 17 countries of the European region.

STOXX Europe 600 Insurance Index:  Index composed of companies from the European insurance sector.

Abbreviations:

ADR	–	American Depositary Receipt

LIBOR	–	London Interbank Offered Rate

PIK	–	Payment In Kind

USD	–	United States Dollar

11	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

April 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2019

Unaffiliated investments, at value (identified cost, $1,649,275,939)	$1,745,633,506

Affiliated investment, at value (identified cost, $11,192,919)	11,192,919

Dividends and interest receivable	7,409,741

Dividends receivable from affiliated investment	27,464

Receivable for investments sold	63,490,411

Receivable for variation margin on open financial futures contracts	1,582,696

Tax reclaims receivable	6,672,113

Total assets	$1,836,008,850

Liabilities

Notes payable	$425,000,000

Payable for investments purchased	58,697,781

Due to custodian	793,565

Payable to affiliates:

Investment adviser fee	1,225,794

Trustees’ fees	7,424

Accrued expenses	343,265

Total liabilities	$486,067,829

Net Assets	$1,349,941,021

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized, 76,300,214 shares issued and outstanding	$763,002

Additional paid-in capital	1,302,303,850

Distributable earnings	46,874,169

Net Assets	$1,349,941,021

Net Asset Value

($1,349,941,021 ÷ 76,300,214 common shares issued and outstanding)	$17.69

12	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

April 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2019

Dividends (net of foreign taxes, $3,178,047)	$40,892,963

Interest (net of foreign taxes, $1,080)	6,518,995

Dividends from affiliated investment	165,441

Other income	62,658

Total investment income	$47,640,057

Expenses

Investment adviser fee	$7,088,392

Trustees’ fees and expenses	45,490

Custodian fee	204,573

Transfer and dividend disbursing agent fees	9,914

Legal and accounting services	36,259

Printing and postage	133,192

Interest expense and fees	6,609,932

Miscellaneous	61,231

Total expenses	$14,188,983

Net investment income	$33,451,074

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(32,426,951)

Investment transactions — affiliated investment	1,995

Proceeds from securities litigation settlements	310,603

Financial futures contracts	(10,194,723)

Foreign currency transactions	(332,356)

Net realized loss	$(42,641,432)

Change in unrealized appreciation (depreciation) —

Investments	$126,224,819

Investments — affiliated investment	1,333

Financial futures contracts	3,845,115

Foreign currency	(205,391)

Net change in unrealized appreciation (depreciation)	$129,865,876

Net realized and unrealized gain	$87,224,444

Net increase in net assets from operations	$120,675,518

13	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

April 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

From operations —

Net investment income	$33,451,074	$41,648,058

Net realized gain (loss)	(42,641,432)	82,657,530

Net change in unrealized appreciation (depreciation)	129,865,876	(144,883,165)

Net increase (decrease) in net assets from operations	$120,675,518	$(20,577,577)

Distributions to shareholders	$(46,924,632)	$(93,849,264)

Net increase (decrease) in net assets	$73,750,886	$(114,426,841)

Net Assets

At beginning of period	$1,276,190,135	$1,390,616,976

At end of period	$1,349,941,021	$1,276,190,135

14	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

April 30, 2019

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended April 30, 2019

Net increase in net assets from operations	$120,675,518

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:

Investments purchased	(1,340,602,518)

Investments sold	1,356,144,187

Decrease in short-term investments, net	7,834,596

Net amortization/accretion of premium (discount)	58,728

Increase in dividends and interest receivable	(3,493,641)

Increase in dividends receivable from affiliated investment	(8,954)

Increase in receivable for variation margin on open financial futures contracts	(1,582,696)

Decrease in tax reclaims receivable	809,136

Decrease in payable to affiliate for investment adviser fee	(33,889)

Increase in payable to affiliate for Trustees’ fees	946

Decrease in accrued expenses	(36,446)

Net change in unrealized (appreciation) depreciation from investments	(126,226,152)

Net realized loss from investments	32,424,956

Net cash provided by operating activities	$45,963,771

Cash Flows From Financing Activities

Cash distributions paid	$(46,924,632)

Increase in due to custodian	793,565

Net cash used in financing activities	$(46,131,067)

Net decrease in cash*	$(167,296)

Cash at beginning of period(1)	$167,296

Cash at end of period	$—

Supplemental disclosure of cash flow information:

Cash paid for interest and fees on borrowings	$6,570,571

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $105.

(1)	Balance includes foreign currency, at value.

15	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

April 30, 2019

Financial Highlights

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016		2015	2014

Net asset value — Beginning of period	$16.730		$18.230	$15.800	$17.540		$18.120	$17.390

Income (Loss) From Operations

Net investment income(1)	$0.438		$0.546	$1.259	$1.278	(2)	$1.162	$1.304	(2)

Net realized and unrealized gain (loss)	1.137		(0.816)	2.401	(1.788)		(0.512)	0.656

Total income (loss) from operations	$1.575		$(0.270)	$3.660	$(0.510)		$0.650	$1.960

Less Distributions

From net investment income	$(0.615	)*	$(0.560)	$(1.230)	$(1.230)		$(1.230)	$(1.230)

From net realized gain	—		(0.670)	—	—		—	—

Total distributions	$(0.615)		$(1.230)	$(1.230)	$(1.230)		$(1.230)	$(1.230)

Net asset value — End of period	$17.690		$16.730	$18.230	$15.800		$17.540	$18.120

Market value — End of period	$16.120		$15.540	$17.190	$14.340		$16.540	$16.980

Total Investment Return on Net Asset Value(3)	10.07	%(4)	(1.38)%	24.42%	(2.09)%		4.21%	12.01%

Total Investment Return on Market Value(3)	7.98	%(4)	(2.91)%	29.34%	(5.77)%		4.86%	13.80%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,349,941		$1,276,190	$1,390,617	$1,205,668		$1,338,519	$1,382,839

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(5)	1.21	%(6)	1.18%	1.21%	1.24%		1.20%	1.18%

Interest and fee expense	1.06	%(6)	0.76%	0.57%	0.37%		0.25%	0.24%

Total expenses(5)	2.27	%(6)	1.94%	1.78%	1.61%		1.45%	1.42%

Net investment income	5.35	%(6)	2.98%	7.35%	7.84	%(2)	6.47%	7.21	%(2)

Portfolio Turnover	83	%(4)	110%	197%	200%		163%	122%

Senior Securities:

Total notes payable outstanding (in 000’s)	$425,000		$425,000	$425,000	$425,000		$425,000	$425,000

Asset coverage per $1,000 of notes payable(7)	$4,176		$4,003	$4,272	$3,837		$4,149	$4,254

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.195 and $0.534 per share for the years ended October 31, 2016 and 2014, respectively. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 6.64% and 4.26% for the years ended October 31, 2016 and 2014, respectively.

(3)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Calculated by subtracting the Fund’s total liabilities (not including the notes payable) from the Fund’s total assets, and dividing the result by the notes payable balance in thousands.

*	A portion of the distributions may be deemed from net realized gain or a tax return of capital at year-end.

16	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

April 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Advantaged Global Dividend Income Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s investment objective is to provide a high level of after-tax total return consisting primarily of tax-advantaged dividend income and capital appreciation. The Fund pursues its objective by investing primarily in dividend-paying common and preferred stocks.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned

17

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. During the six months ended April 30, 2019, the Fund received approximately $63,000 for previously withheld foreign taxes and interest thereon. Such amount is included in other income on the Statement of Operations. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning income on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

J  Interim Financial Statements — The interim financial statements relating to April 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

Subject to its Managed Distribution Plan, the Fund intends to make monthly distributions from its net investment income, net capital gain (which is the excess of net long-term capital gain over net short-term capital loss) and other sources. The Fund intends to distribute all or substantially all of its net realized capital gains. Distributions are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the

18

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. Distributions in any year may include a return of capital component.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at April 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,663,593,416

Gross unrealized appreciation	$146,472,665

Gross unrealized depreciation	(49,394,541)

Net unrealized appreciation	$97,078,124

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement and subsequent fee reduction agreement, the fee is computed at an annual rate of 0.85% of the Fund’s average daily gross assets up to and including $1.5 billion, 0.83% over $1.5 billion up to and including $3 billion, and at reduced rates on daily gross assets over $3 billion, and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage. The fee reduction cannot be terminated without the consent of a majority of Trustees and a majority of shareholders. For the six months ended April 30, 2019, the Fund’s investment adviser fee amounted to $7,088,392, or 0.85% (annualized) of the Fund’s average daily gross assets. Pursuant to a sub-advisory agreement, EVM pays Eaton Vance Advisers International Ltd. (EVAIL), an indirect, wholly-owned subsidiary of Eaton Vance Corp., a portion of its investment adviser fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. EVM also serves as administrator of the Fund, but receives no compensation.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $1,394,044,940 and $1,419,390,993, respectively, for the six months ended April 30, 2019.

5  Common Shares of Beneficial Interest

The Fund may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Fund for the six months ended April 30, 2019 and the year ended October 31, 2018.

In November 2013, the Board of Trustees initially approved a share repurchase program for the Fund. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Fund is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value. The share repurchase program does not obligate the Fund to purchase a specific amount of shares. There were no repurchases of common shares by the Fund for the six months ended April 30, 2019 and the year ended October 31, 2018.

6  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2019 is included in the Portfolio of Investments. At April 30, 2019, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

19

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at April 30, 2019 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(1)

Futures contracts	$23,417,838	$(19,572,723)

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended April 30, 2019 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Futures contracts	$(10,194,723)	$3,845,115

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts outstanding during the six months ended April 30, 2019, which is indicative of the volume of this derivative type, was approximately as follows:

Futures Contracts — Long	Futures Contracts — Short

$169,711,000	$166,448,000

7  Overdraft Advances

Pursuant to the custodian agreement, State Street Bank and Trust Company (SSBT) may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Fund’s assets to the extent of any overdraft. At April 30, 2019, the Fund had a payment due to SSBT pursuant to the foregoing arrangement of $793,565. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at April 30, 2019. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2019. The Fund’s average overdraft advances during the six months ended April 30, 2019 were not significant.

8  Credit Agreement

The Fund has entered into a Credit Agreement (the Agreement) with a major financial institution that allows it to borrow up to $498 million over a rolling 179 calendar day period through August 30, 2019. Interest is charged at a rate above 1-month LIBOR and is payable monthly. The Fund is charged a commitment fee of 0.30% per annum on the unused portion of the commitment if outstanding borrowings are less than 80% of the borrowing limit. Under the terms of the Agreement, the Fund is required to satisfy certain collateral requirements and maintain a certain level of net assets. At April 30, 2019, the Fund had borrowings outstanding under the Agreement of $425 million at an interest rate of 3.15%. The carrying amount of the borrowings at April 30, 2019 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2019. For the six months ended April 30, 2019, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $425 million and 3.14%, respectively.

20

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

9  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks

Communication Services	$63,678,038	$58,497,964		$—	$122,176,002

Consumer Discretionary	46,791,026	103,561,621		—	150,352,647

Consumer Staples	20,362,576	47,824,773		—	68,187,349

Energy	36,308,693	6,832,350		—	43,141,043

Financials	80,037,971	339,553,947		—	419,591,918

Health Care	69,330,245	68,295,059		—	137,625,304

Industrials	58,368,901	138,376,284		—	196,745,185

Information Technology	60,825,170	41,445,048		—	102,270,218

Materials	5,079,504	58,879,777		—	63,959,281

Real Estate	19,850,955	—		—	19,850,955

Utilities	26,108,437	84,055,611		—	110,164,048

Total Common Stocks	$486,741,516	$947,322,434	*	$—	$1,434,063,950

Preferred Stocks

Consumer Staples	$—	$10,272,336		$—	$10,272,336

Energy	10,831,610	—		—	10,831,610

Financials	13,563,308	12,044,783		—	25,608,091

Real Estate	10,107,102	—		—	10,107,102

Utilities	18,686,198	—		—	18,686,198

Total Preferred Stocks	$53,188,218	$22,317,119		$—	$75,505,337

21

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$197,438,276	$—	$197,438,276

Exchange-Traded Funds	38,625,943	—	—	38,625,943

Short-Term Investments	—	11,192,919	—	11,192,919

Total Investments	$578,555,677	$1,178,270,748	$—	$1,756,826,425

Futures Contracts	$21,842,862	$1,574,976	$—	$23,417,838

Total	$600,398,539	$1,179,845,724	$—	$1,780,244,263

Liability Description

Futures Contracts	$(18,995,419)	$(577,304)	$—	$(19,572,723)

Total	$(18,995,419)	$(577,304)	$—	$(19,572,723)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

22

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

April 30, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

23

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Tax-Advantaged Global Dividend Income Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the Adviser and Eaton Vance Advisers International Ltd. (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser and coordinating activities in implementing the investment strategies of the Fund. The Board also considered the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. With respect to the Sub-adviser, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in investing in equity securities, including investing in both U.S. and foreign common stocks. In particular, the Board considered the abilities and experience of the Adviser’s and the Sub-adviser’s investment professionals in analyzing factors such as tax efficiency and special considerations relevant to investing in dividend-paying common and preferred stocks and foreign markets. The Board considered the international investment capabilities of the Sub-adviser, which is based in London, and the benefits to the Fund of having portfolio management services involving investments in international equities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

24

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its secondary and custom benchmark indexes and lower than its primary benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

25

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

April 30, 2019

Officers and Trustees

Officers of Eaton Vance Tax-Advantaged Global Dividend Income Fund

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Tax-Advantaged Global Dividend Income Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

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Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct AST, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Eaton Vance Advisers International Ltd.

125 Old Broad St.

London, EC2N 1AR

United Kingdom

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7737    4.30.19

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the Registrant’s most recent fiscal year end.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

(c)	Registrant’s notices to shareholders pursuant to Registrant’s exemptive order granting an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder regarding distributions paid pursuant to the Registrant’s Managed Distribution Plan.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Global Dividend Income Fund

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	June 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 24, 2019

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	June 24, 2019